                                The Munder Funds
                        Supplement Dated August 15, 2002
                       to Prospectus Dated April 30, 2002

                               Class K Shares of:

     Munder Institutional S&P 500(R) Index Equity Fund, Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index
            Equity Fund, Munder Institutional Government Money Market
                 Fund and Munder Institutional Money Market Fund

            LIQUIDATION OF INSTITUTIONAL S&P 500(R) INDEX EQUITY FUND

     The Institutional S&P 500(R) Index Equity Fund has been informed that a shareholder holding substantially all of the Fund's assets expects to redeem all of its shares in the third or fourth quarter of 2002. In an effort to prevent the remaining shareholders from being disadvantaged following such redemption, the Fund's Board of Directors approved the liquidation of the Fund if all or substantially all of its assets were redeemed on or before December 31, 2002. No assurance can be made, and the Fund has no control, as to the timing of the redemption and/or whether it will occur at all.

               MODIFICATION OF FEE WAIVERS AND REIMBURSEMENTS FOR
                INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND AND
                 INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

     Effective September 1, 2002, the Advisor is changing its voluntary waivers and reimbursements for the Institutional S&P(R) MidCap Index Equity Fund and the Institutional S&P(R) SmallCap Index Equity Fund as follows:

     (1) The Advisor will no longer waive its management fee and will reduce its expense reimbursement for the Institutional S&P(R) MidCap Index Equity Fund. As a result, Management Fees, Other Expenses and Annual Fund Operating Expenses will be 0.15%, 0.45% and 0.60%, respectively, of net assets. The Advisor may eliminate all or part of the remaining expense reimbursement at any time.

     (2) The Advisor will no longer waive its management fee or reimburse any expenses for the Institutional S&P(R) SmallCap Index Equity Fund.

SUPPROINSTLK802

                                The Munder Funds
                        Supplement Dated August 15, 2002
                       to Prospectus Dated April 30, 2002

                               Class Y Shares of:

 Munder Institutional S&P 500(R) Index Equity Fund, Munder Institutional S&P(R)
  MidCap Index Equity Fund, Munder Institutional S&P(R) SmallCap Index Equity
               Fund, Munder Institutional Government Money Market
                 Fund and Munder Institutional Money Market Fund

            LIQUIDATION OF INSTITUTIONAL S&P 500(R) INDEX EQUITY FUND

     The Institutional S&P 500(R) Index Equity Fund has been informed that a shareholder holding substantially all of the Fund's assets expects to redeem all of its shares in the third or fourth quarter of 2002. In an effort to prevent the remaining shareholders from being disadvantaged following such redemption, the Fund's Board of Directors approved the liquidation of the Fund if all or substantially all of its assets were redeemed on or before December 31, 2002. No assurance can be made, and the Fund has no control, as to the timing of the redemption and/or whether it will occur at all.

               MODIFICATION OF FEE WAIVERS AND REIMBURSEMENTS FOR
                INSTITUTIONAL S&P(R) MIDCAP INDEX EQUITY FUND AND
                 INSTITUTIONAL S&P(R) SMALLCAP INDEX EQUITY FUND

     Effective September 1, 2002, the Advisor is changing its voluntary waivers and reimbursements for the Institutional S&P(R) MidCap Index Equity Fund and the Institutional S&P(R) SmallCap Index Equity Fund as follows:

     (1) The Advisor will no longer waive its management fee and will reduce its expense reimbursement for the Institutional S&P(R) MidCap Index Equity Fund. As a result, Management Fees, Other Expenses and Annual Fund Operating Expenses will be 0.15%, 0.45% and 0.60%, respectively, of net assets. The Advisor may eliminate all or part of the remaining expense reimbursement at any time.

     (2) The Advisor will no longer waive its management fee or reimburse any expenses for the Institutional S&P(R) SmallCap Index Equity Fund.

SUPPROINSTLY802

                                The Munder Funds
                        Supplement Dated August 15, 2002
           To Statement of Additional Information Dated April 30, 2002

 Munder Institutional S&P 500(R) Index Equity Fund, Munder Institutional S&P(R) MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund,
                Munder Institutional Government Money Market Fund
                    and Munder Institutional Money Market Fund


This supplement should be read in conjunction with the statement of additional information. Please retain this supplement for future reference.

The section entitled Investment Advisory and Other Services
Arrangements-Administrator is hereby replaced, in its entirety, with the following:

     In addition to serving as the Advisor to the Funds, Munder Capital Management ("MCM"), MCM also serves as the administrator for the Funds of the Company, the Trust, Framlington, St. Clair and @Vantage. Pursuant to an administration agreement effective June 1, 2002 (the "Administration Agreement"), MCM is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) monitoring and coordinating the activities of the Funds' other service providers;
(iii) providing fund accounting functions, including overseeing the computation of each Fund's net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and
(vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreement permits MCM to enter into an agreement with one or more third-parties pursuant to which such third-parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and Trust Company, the Fund's former administrator, and FDI Distribution Services, Inc., an affiliate of the Funds' distributor, to provide certain administrative services to the Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds. For the period from June 1, 2002 through May 30, 2003, MCM has agreed to limit the total amount it may receive in the aggregate from the Company, the Trust, Framlington, St. Clair and @Vantage to $3.9 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

SUPSAIINSTL802

                                The Munder Funds
                        Supplement Dated August 15, 2002
           To Statement of Additional Information Dated April 30, 2002

                        Liquidity Plus Money Market Fund

This supplement should be read in conjunction with the statement of additional information. Please retain this supplement for future reference.

The section entitled Investment Advisory and Other Services
Arrangements-Administrator is hereby replaced, in its entirety, with the following:

     In addition to serving as the Advisor to the Fund, Munder Capital Management ("MCM"), MCM also serves as the administrator for the Funds of the Company, the Trust, Framlington, St. Clair and @Vantage. Pursuant to an administration agreement effective June 1, 2002 (the "Administration Agreement"), MCM is responsible for (i) the general administrative duties associated with the day-to-day operations of the Funds; (ii) monitoring and coordinating the activities of the Funds' other service providers; (iii) providing fund accounting functions, including overseeing the computation of each Fund's net asset value; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and
(vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreement permits MCM to enter into an agreement with one or more third-parties pursuant to which such third-parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into sub-administration agreements with State Street Bank and Trust Company, the Funds' former administrator, and FDI Distribution Services, Inc., an affiliate of the Funds' distributor, to provide certain administrative services to the Funds.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds. For the period from June 1, 2002 through May 30, 2003, MCM has agreed to limit the total amount it may receive in the aggregate from the Company, the Trust, Framlington, St. Clair and @Vantage to $3.9 million for its services as administrator, after payment by MCM of sub-administration fees to the Funds' sub-administrators.

SUPSAILIQMM802